Additional Financial Information of Parent Company - Schedule I Balance sheet (Details)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
ASSETS
Cash and cash equivalents	$ 234,815,067	¥ 1,527,777,270	$ 172,627,477	¥ 1,123,166,156	¥ 795,497,163	¥ 193,098,712
Other receivables	3,533,385	22,989,264		71,064,287
Other current assets	1,886,818	12,276,204		12,551,186
Total current assets	293,333,999	1,908,518,999		1,473,455,429
Investment in subsidiaries and VIE	27,960,986	181,922,556		85,830,444
Property, plant and equipment	6,909,773	44,957,054		37,199,812
Other non-current assets	4,988,946	32,459,581		14,238,686
Total Assets	403,622,302	2,626,087,778		2,128,054,419
LIABILITIES
Other current liabilities	4,909,362	31,941,785		10,397,008
Total Liabilities	118,688,007	772,219,777		579,783,669
Ordinary Shares ($0.0005 par value; 1,000,000,000 and 1,000,000,000 shares authorized, 193,720,706 and 198,143,739 shares issued and outstanding, as of December 31, 2016 and 2017, respectively)	95,439	620,953		606,170
Additional paid-in capital	171,640,147	1,116,742,286		1,059,906,023
Retained earnings	101,627,357	661,218,074		362,922,123
Accumulated other comprehensive income	6,266,302	40,770,443		77,171,557
Total Jupai shareholders' equity	279,629,245	1,819,351,756		1,500,605,873
Total Liabilities and Total Equity	403,622,302	2,626,087,778		2,128,054,419
Parent Company
ASSETS
Cash and cash equivalents	22,663,873	147,457,957	$ 40,362,363	262,609,642	¥ 179,549,103	¥ 16,543,341
Other receivables				20,811,000
Other current assets	102,847	669,152		1,196,633
Total current assets	22,766,720	148,127,109		284,617,275
Investment in subsidiaries and VIE	229,200,812	1,491,249,244		1,021,842,196
Property, plant and equipment	8,090	52,637
Other non-current assets	51,236	333,357
Loan to subsidiaries	29,788,415	193,812,365		207,773,729
Total Assets	281,815,273	1,833,574,712		1,514,233,200
LIABILITIES
Other current liabilities	306,294	1,992,842		643,291
Amount due to related parties-non current	1,879,734	12,230,114		12,984,036
Total Liabilities	2,186,028	14,222,956		13,627,327
Ordinary Shares ($0.0005 par value; 1,000,000,000 and 1,000,000,000 shares authorized, 193,720,706 and 198,143,739 shares issued and outstanding, as of December 31, 2016 and 2017, respectively)	95,439	620,953		606,170
Additional paid-in capital	171,640,147	1,116,742,286		1,059,906,023
Retained earnings	101,627,357	661,218,074		362,922,123
Accumulated other comprehensive income	6,266,302	40,770,443		77,171,557
Total Jupai shareholders' equity	279,629,245	1,819,351,756		1,500,605,873
Total Liabilities and Total Equity	$ 281,815,273	¥ 1,833,574,712		¥ 1,514,233,200